FINANCIAL INSTRUMENTS BY CATEGORY - LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)
Liabilities at amortized cost
Trade and other payables excluding non-financial liabilities (Notes 26 and 28)	¥ 2,683,828		¥ 2,631,433
Payables for fixed assets and construction-in-progress	1,802,592	$ 258,926	2,441,647
Dividends payable	12,890	$ 1,852	12,894
Lease liabilities	1,176,426		0
Total	¥ 5,675,736		¥ 5,085,974

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.